Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectus for Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the “Fund”) used with respect to the Fund does not differ from that contained in Post-Effective Amendment No. 212 (“Amendment No. 212”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 212 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-001408) on July 31, 2018.

EATON VANCE GROWTH TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: August 3, 2018